Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits
Schedule of maturities of total time deposits

(in thousands)
Due within:
2021	$191,565
2022	63,025
2023	20,102
2024	1,025
2025	1,589
Thereafter	—
Total	$277,306